Segment Information (Schedule of Total Revenues from Segment) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenues from Outside Customers	¥ 9,315,807	¥ 8,968,546	¥ 10,000,369
Revenues from Intersegment Transactions
Total Revenues	9,315,807	8,968,546	10,000,369
Business reportable segments	11
Information & Telecommunication Systems [Member]
Revenues from Outside Customers	1,475,588	1,522,457	1,730,818
Revenues from Intersegment Transactions	176,452	183,130	214,533
Total Revenues	1,652,040	1,705,587	1,945,351
Power Systems [Member]
Revenues from Outside Customers	737,560	805,007	777,833
Revenues from Intersegment Transactions	75,647	77,128	84,556
Total Revenues	813,207	882,135	862,389
Social Infrastructure & Industrial Systems [Member]
Revenues from Outside Customers	932,299	1,044,208	1,077,548
Revenues from Intersegment Transactions	224,637	206,017	256,698
Total Revenues	1,156,936	1,250,225	1,334,246
Electronic Systems & Equipment [Member]
Revenues from Outside Customers	942,305	868,449	830,080
Revenues from Intersegment Transactions	137,050	130,183	153,741
Total Revenues	1,079,355	998,632	983,821
Construction Machinery [Member]
Revenues from Outside Customers	746,166	578,129	717,251
Revenues from Intersegment Transactions	5,221	5,507	7,438
Total Revenues	751,387	583,636	724,689
High Functional Materials & Components [Member]
Revenues from Outside Customers	1,329,234	1,176,292	1,467,934
Revenues from Intersegment Transactions	78,919	73,035	93,111
Total Revenues	1,408,153	1,249,327	1,561,045
Automotive Systems [Member]
Revenues from Outside Customers	733,910	633,399	667,094
Revenues from Intersegment Transactions	3,991	5,429	14,656
Total Revenues	737,901	638,828	681,750
Components & Devices [Member]
Revenues from Outside Customers	743,980	690,062	904,944
Revenues from Intersegment Transactions	65,872	64,827	73,353
Total Revenues	809,852	754,889	978,297
Digital Media & Consumer Products [Member]
Revenues from Outside Customers	882,834	863,091	1,006,017
Revenues from Intersegment Transactions	68,762	66,167	97,843
Total Revenues	951,596	929,258	1,103,860
Financial Services [Member]
Revenues from Outside Customers	325,341	327,072	324,540
Revenues from Intersegment Transactions	47,640	92,578	76,777
Total Revenues	372,981	419,650	401,317
Other [Member]
Revenues from Outside Customers	465,871	457,315	491,642
Revenues from Intersegment Transactions	301,592	306,350	339,192
Total Revenues	767,463	763,665	830,834
Subtotal [Member]
Revenues from Outside Customers	9,315,088	8,965,481	9,995,701
Revenues from Intersegment Transactions	1,185,783	1,210,351	1,411,898
Total Revenues	10,500,871	10,175,832	11,407,599
Corporate Items [Member]
Revenues from Outside Customers	719	3,065	4,668
Eliminations & Corporate Items [Member]
Revenues from Intersegment Transactions	(1,185,783)	(1,210,351)	(1,411,898)
Total Revenues	¥ (1,185,064)	¥ (1,207,286)	¥ (1,407,230)